Equity Awards - Stock-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of stock-based compensation expense
Stock-based compensation expense included in operating expense	$ 12,160	$ 15,532	$ 11,627
Tax benefit	3,126	3,922	4,593
Stock-based compensation expense, net of tax	9,034	11,610	7,034
Instructional and support costs
Schedule of stock-based compensation expense
Stock-based compensation expense included in operating expense	3,823	2,588	1,943
General and administration
Schedule of stock-based compensation expense
Stock-based compensation expense included in operating expense	7,970	10,702	9,684
Merger and integration costs
Schedule of stock-based compensation expense
Stock-based compensation expense included in operating expense	$ 367	$ 2,242	$ 0